Turnover (Tables)	12 Months Ended
Jun. 30, 2018
Turnover
Schedule of turnover
	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm
Sale of products	178 463	169 115	170 830
Services rendered	1 612	1 549	1 695
Other trading income	1 386	1 743	417

	181 461	172 407	172 942